Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Babcock International Group PLC	29,982	$149,980
Chemring Group PLC	33,551	133,635
QinetiQ Group PLC	61,914	232,036
		515,651
Air Freight & Logistics — 0.7%
International Distributions Services PLC(a)	85,242	261,178
Wincanton PLC	14,363	52,784
		313,962
Automobile Components — 0.8%
AB Dynamics PLC	2,018	44,838
Dowlais Group PLC	165,609	213,568
TI Fluid Systems PLC(b)	40,053	69,216
		327,622
Automobiles — 0.2%
Aston Martin Lagonda Global Holdings PLC(a)(b)	33,087	94,935

Banks — 1.8%
Bank of Georgia Group PLC	4,092	178,225
Close Brothers Group PLC	17,971	174,907
TBC Bank Group PLC	5,597	196,433
Virgin Money UK PLC	135,592	249,081
		798,646
Beverages — 1.4%
AG Barr PLC	11,985	72,248
Britvic PLC	30,036	315,865
C&C Group PLC	46,940	79,407
Fevertree Drinks PLC	12,482	165,931
		633,451
Biotechnology — 0.5%
Genus PLC	7,848	196,815

Broadline Retail — 2.0%
B&M European Value Retail SA.	113,231	821,632
THG PLC, Class B(a)	69,247	66,732
		888,364
Building Products — 0.7%
Genuit Group PLC	29,562	121,047
Tyman PLC	23,529	78,122
Volution Group PLC	23,501	117,073
		316,242
Capital Markets — 8.4%
AJ Bell PLC	36,609	118,131
Alpha FX Group PLC(c)	4,120	88,942
Ashmore Group PLC	54,978	122,989
Bridgepoint Group PLC(b)	28,521	83,463
Draper Esprit PLC(a)	17,276	56,750
IG Group Holdings PLC	46,626	403,232
Impax Asset Management Group PLC	11,892	68,685
IntegraFin Holdings PLC	35,444	113,118
Intermediate Capital Group PLC	34,543	684,694
Investec PLC	76,686	498,357
IP Group PLC	123,408	78,677
JTC PLC(b)	18,691	174,840
Jupiter Fund Management PLC	51,564	53,575
Liontrust Asset Management PLC	7,718	52,411
Man Group PLC/Jersey	142,620	378,466
Ninety One PLC	33,585	72,884
Polar Capital Holdings PLC	10,908	61,211
Quilter PLC(b)	166,474	196,044
Security	Shares	Value

Capital Markets (continued)
Rathbones Group PLC	7,529	$151,739
TP ICAP Group PLC	93,150	218,112
		3,676,320
Chemicals — 1.9%
Elementis PLC(a)	69,467	104,116
Essentra PLC	34,233	65,604
Johnson Matthey PLC	21,806	426,699
Synthomer PLC(a)	14,902	32,434
Victrex PLC	10,402	192,121
		820,974
Commercial Services & Supplies — 1.7%
Finablr PLC(a)(b)(d)	61,710	1
Johnson Service Group PLC	50,434	83,790
Mitie Group PLC	151,221	186,864
Renewi PLC(a)	8,580	63,474
Serco Group PLC	131,171	258,993
Smart Metering Systems PLC	15,829	129,092
		722,214
Communications Equipment — 0.2%
Spirent Communications PLC	68,780	99,161

Construction & Engineering — 1.5%
Balfour Beatty PLC	65,615	269,382
Keller Group PLC	8,621	88,701
Kier Group PLC(a)	50,856	69,853
Morgan Sindall Group PLC	5,347	137,369
Renew Holdings PLC	9,373	99,162
		664,467
Construction Materials — 1.1%
Breedon Group PLC	34,315	150,107
Forterra PLC(b)	23,685	45,808
Ibstock PLC(b)	46,890	77,429
Marshalls PLC	27,004	85,627
RHI Magnesita NV	3,346	118,145
		477,116
Consumer Finance — 0.1%
Provident Financial PLC	30,765	43,189

Consumer Staples Distribution & Retail — 1.7%
Marks & Spencer Group PLC	234,440	746,645

Containers & Packaging — 1.4%
DS Smith PLC	163,729	602,124

Distributors — 0.8%
Inchcape PLC	44,182	354,036

Diversified Consumer Services — 0.2%
Auction Technology Group PLC(a)	11,501	70,419
Me Group International PLC	22,399	36,139
		106,558
Diversified REITs — 2.2%
Balanced Commercial Property Trust Ltd.	83,648	70,801
British Land Co. PLC (The)	104,705	466,292
Custodian REIT PLC	50,655	53,891
LXI REIT PLC	193,599	230,111
Picton Property Income Ltd.	64,157	51,899
UK Commercial Property REIT Ltd.	93,926	68,300
		941,294
Diversified Telecommunication Services — 0.5%
Gamma Communications PLC	11,038	147,508

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Helios Towers PLC(a)	87,396	$78,833
		226,341
Electrical Equipment — 0.5%
Ceres Power Holdings PLC(a)(c)	15,049	35,679
DiscoverIE Group PLC	11,346	88,378
ITM Power PLC(a)(c)	55,635	36,017
Volex PLC	16,172	61,964
		222,038
Electronic Equipment, Instruments & Components — 2.0%
Oxford Instruments PLC	6,568	175,371
Renishaw PLC	4,326	171,268
Spectris PLC	12,183	518,095
		864,734
Energy Equipment & Services — 0.5%
Hunting PLC	17,645	57,918
John Wood Group PLC(a)	81,862	144,717
Petrofac Ltd.(a)(c)	53,587	14,361
		216,996
Entertainment — 0.1%
Team17 Group PLC(a)	14,034	29,233

Financial Services — 2.6%
Burford Capital Ltd.	22,123	300,518
Cab Payments Holdings PLC(a)	10,573	7,675
Network International Holdings PLC(a)(b)	56,992	281,322
OSB Group PLC	46,964	223,778
Paragon Banking Group PLC	24,734	150,694
Plus500 Ltd.	9,546	173,660
		1,137,647
Food Products — 2.2%
Cranswick PLC	6,405	311,137
Greencore Group PLC(a)	57,325	71,610
Hilton Food Group PLC	9,053	84,232
Premier Foods PLC	77,285	125,278
Tate & Lyle PLC	47,743	371,885
		964,142
Ground Transportation — 0.8%
Firstgroup PLC	79,211	160,179
National Express Group PLC	62,044	52,507
Redde Northgate PLC	27,558	124,898
		337,584
Health Care Equipment & Supplies — 1.4%
Advanced Medical Solutions Group PLC	25,920	66,100
ConvaTec Group PLC(b)	194,916	553,569
		619,669
Health Care Providers & Services — 0.6%
CVS Group PLC	8,545	161,063
Spire Healthcare Group PLC(b)	33,488	94,181
		255,244
Health Care REITs — 1.2%
Assura PLC	353,214	197,094
Impact Healthcare REIT PLC, Class B	40,298	41,821
Primary Health Properties PLC	158,383	195,052
Target Healthcare REIT PLC	73,517	75,641
		509,608
Health Care Technology — 0.2%
Craneware PLC	3,616	74,638

Hotels, Restaurants & Leisure — 5.2%
888 Holdings PLC(a)	42,654	38,071
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival PLC(a)	16,472	$218,539
Deliveroo PLC, Class A(a)(b)	108,820	195,629
Domino's Pizza Group PLC	43,444	203,241
Greggs PLC	12,154	377,333
J D Wetherspoon PLC(a)	10,744	93,047
Mitchells & Butlers PLC(a)	32,187	90,046
Patisserie Holdings PLC, NVS(d)	6,053	—
Playtech PLC(a)	27,764	143,988
Rank Group PLC(a)	25,918	24,704
Restaurant Group PLC (The)(a)	90,938	74,279
SSP Group PLC(a)	94,678	248,614
Trainline PLC(a)(b)	53,935	194,193
TUI AG(a)	54,283	331,129
Young & Co's Brewery PLC, Series A, Class A	2,532	34,842
		2,267,655
Household Durables — 2.5%
Bellway PLC	14,192	416,071
Crest Nicholson Holdings PLC	29,012	67,942
Redrow PLC	33,419	227,614
Victoria PLC(a)(c)	7,032	22,371
Vistry Group PLC	39,041	368,199
		1,102,197
Independent Power and Renewable Electricity Producers — 0.6%
Drax Group PLC	45,708	252,051

Industrial REITs — 2.0%
LondonMetric Property PLC	129,513	296,327
Tritax Big Box REIT PLC	226,285	438,956
Urban Logistics REIT PLC	56,390	83,434
Warehouse REIT PLC	47,898	49,584
		868,301
Insurance — 4.1%
Beazley PLC	79,931	542,744
Direct Line Insurance Group PLC(a)	155,876	371,412
Hiscox Ltd.	41,258	529,195
Just Group PLC	123,367	125,374
Lancashire Holdings Ltd.	28,392	223,843
		1,792,568
Interactive Media & Services — 2.1%
Moneysupermarket.com Group PLC	60,469	208,421
Rightmove PLC	96,025	662,344
Trustpilot Group PLC(a)(b)	34,819	57,144
		927,909
IT Services — 2.3%
Computacenter PLC	10,208	348,634
FDM Group Holdings PLC	11,018	54,387
Kainos Group PLC	10,410	126,887
Keywords Studios PLC	8,986	155,074
NCC Group PLC	35,246	54,019
Softcat PLC	15,418	247,580
		986,581
Leisure Products — 1.2%
Games Workshop Group PLC	3,912	530,017

Life Sciences Tools & Services — 0.4%
Oxford Nanopore Technologies PLC(a)	68,992	168,623

Machinery — 5.1%
Bodycote PLC	22,757	164,908
IMI PLC	31,007	612,829
Judges Scientific PLC	705	79,406

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Morgan Advanced Materials PLC	34,033	$109,775
Rotork PLC	102,330	399,687
Vesuvius PLC	25,686	139,373
Weir Group PLC (The)	30,858	731,425
		2,237,403
Marine Transportation — 0.3%
Clarkson PLC	3,456	127,400

Media — 2.5%
4imprint Group PLC	3,349	181,133
Ascential PLC(a)	52,692	182,933
Future PLC	12,695	136,292
ITV PLC	431,589	328,260
Next Fifteen Communications Group PLC	10,015	94,194
S4 Capital PLC(a)(c)	45,120	26,100
YouGov PLC	12,493	164,026
		1,112,938
Metals & Mining — 1.6%
Atalaya Mining PLC	11,597	46,118
Centamin PLC	137,463	167,624
Central Asia Metals PLC	20,468	42,739
Ferrexpo PLC(a)	34,981	32,172
Greatland Gold PLC(a)(c)	551,193	76,683
Hill & Smith PLC	9,529	216,538
Hochschild Mining PLC(a)	39,317	52,092
Pan African Resources PLC	226,991	47,512
SolGold PLC(a)	196,197	20,955
		702,433
Multi-Utilities — 0.4%
Telecom Plus PLC	8,978	173,641

Office REITs — 1.3%
CLS Holdings PLC	18,895	22,835
Derwent London PLC	11,345	302,421
Great Portland Estates PLC	24,037	116,041
Workspace Group PLC	17,029	113,675
		554,972
Oil, Gas & Consumable Fuels — 1.7%
Diversified Energy Co. PLC	117,016	97,211
Energean PLC	18,091	229,989
EnQuest PLC(a)	189,863	32,694
Gulf Keystone Petroleum Ltd.(c)	26,346	42,732
Harbour Energy PLC	73,255	213,051
Serica Energy PLC	29,556	85,732
Tullow Oil PLC(a)(c)	137,226	62,858
		764,267
Passenger Airlines — 1.2%
easyJet PLC(a)	36,266	208,588
JET2 PLC	20,414	309,365
		517,953
Personal Care Products — 0.1%
PZ Cussons PLC	28,466	52,575

Pharmaceuticals — 2.0%
Dechra Pharmaceuticals PLC	13,538	654,393
Indivior PLC, NVS(a)	13,937	226,621
		881,014
Professional Services — 2.0%
Alpha Financial Markets Consulting PLC	13,778	62,618
Capita PLC(a)	202,103	48,733
Hays PLC	189,074	249,972
Security	Shares	Value

Professional Services (continued)
Learning Technologies Group PLC	71,144	$64,959
Marlowe PLC(a)	9,778	45,921
Pagegroup PLC	39,061	221,710
RWS Holdings PLC	36,176	110,705
SThree PLC	15,939	81,383
		886,001
Real Estate Management & Development — 1.8%
Grainger PLC	83,734	268,503
IWG PLC(a)	89,744	161,789
Savills PLC	16,244	162,725
Sirius Real Estate Ltd.	160,245	178,253
		771,270
Residential REITs — 1.7%
Empiric Student Property PLC	72,138	83,147
Home REIT PLC(d)	103,572	39,490
PRS REIT PLC (The)	66,237	65,392
UNITE Group PLC (The)	44,023	541,472
		729,501
Retail REITs — 1.3%
Capital & Counties Properties PLC	174,120	266,176
Hammerson PLC	445,254	152,332
Supermarket Income REIT PLC	147,588	151,480
		569,988
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)	37,963	53,677

Software — 1.1%
Bytes Technology Group PLC	26,978	184,828
Darktrace PLC(a)	41,662	183,440
FD Technologies PLC(a)	2,833	35,765
GB Group PLC	30,139	88,045
		492,078
Specialized REITs — 1.3%
Big Yellow Group PLC	22,154	303,742
Safestore Holdings PLC	25,917	250,463
		554,205
Specialty Retail — 3.2%
AO World PLC(a)	37,689	42,823
ASOS PLC(a)(c)	7,086	34,339
boohoo Group PLC(a)(c)	90,463	36,557
Currys PLC	113,978	62,794
Dunelm Group PLC	14,388	189,992
Frasers Group PLC(a)	13,509	150,922
Halfords Group PLC	26,045	61,929
Moonpig Group PLC(a)	34,683	75,924
Pets at Home Group PLC	53,798	217,471
Watches of Switzerland Group PLC(a)(b)	28,639	237,491
WH Smith PLC	15,561	248,902
Wickes Group PLC	30,697	49,914
		1,409,058
Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	189,118	157,576
Dr. Martens PLC	70,128	79,857
		237,433
Trading Companies & Distributors — 5.8%
Diploma PLC	15,932	677,444
Grafton Group PLC	23,475	240,469
Howden Joinery Group PLC	65,217	604,900
RS GROUP PLC	56,276	532,540
SIG PLC(a)	85,028	30,594

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Travis Perkins PLC	25,260	$243,033
Yellow Cake PLC(a)(b)	25,776	184,670
		2,513,650
Water Utilities — 0.6%
Penno Group PLC	31,062	277,244

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	111,174	153,685

Total Long-Term Investments — 99.5%
(Cost: $62,307,769)		43,465,948

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	404,877	405,080
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	10,000	10,000

Total Short-Term Securities — 0.9%
(Cost: $414,603)		415,080

Total Investments — 100.4%
(Cost: $62,722,372)		43,881,028

Liabilities in Excess of Other Assets — (0.4)%		(177,018)

Net Assets — 100.0%		$43,704,010

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$621,984	$—	$(217,004	)(a)	$87	$13	$405,080	404,877	$5,175	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—	(10,000	)(a)	—	—	10,000	10,000	159		—
					$87	$13	$415,080		$5,334		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE 250 Index	5	12/15/23	$231	$3,026

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,178,853	$26,247,604	$39,491	$43,465,948
Short-Term Securities
Money Market Funds	415,080	—	—	415,080
	$17,593,933	$26,247,604	$39,491	$43,881,028
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,026	$—	$3,026

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust